Deferred Acquisition Costs and Deferred Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Deferred Acquisition Costs
The balances of, and changes in, deferred acquisition costs were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Balance, beginning of period	$14,246	$13,897	$12,334
Deferrals of acquisition costs	624	789	739
Amortization	(1,743)	(519)	534
Unrealized investment (gains) losses	280	79	290
Balance, end of period	13,407	14,246	13,897

Deferred Sales Inducements
The balances of and changes in deferred sales inducements, which are reported in other assets, were as follows (in millions):

	Years Ended December 31,
	2022	2021	2020
Balance, beginning of year	$77	$77	$130
Deferrals of sales inducements	4	1	3
Amortization	(4)	(2)	(144)
Unrealized investment losses (gains)	2	1	88
Balance, end of year	79	77	77